Consolidated statements of operations (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Member]
Related party transaction general and administration expenses	$ 400,072	$ 296,274	$ 311,676